Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Change in the Value of the Warrant Derivative Liability

The following table summarizes the change in the value of the warrant derivative liability during the year ended December 31, 2014:

Balance at December 31, 2013	$—
Issuance of warrants	2,487,726
Exercise of warrants	(885,258)
Change in fair value of warrant liability	8,396,169

Balance at December 31, 2014	$9,998,636

Summary of Stock Option Activity

The following table summarizes the Company’s total option activity for the years ended December 31, 2014 and 2013:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Intrinsic Value
As of December 31, 2013:
Options outstanding as of January 1, 2013	110,750	$32.00	7.2
Granted	5,000	$2.00	9.8
Exercised	—	—	—
Forfeited/expired	—	—	—

Options outstanding as of December 31, 2013	115,750	$30.00	6.3	$—

As of December 31, 2014:
Options outstanding as of January 1, 2014	115,750	$30.00	6.3
Granted	619,784	$2.86	9.4
Exercised	—	—	—
Forfeited/expired	(32,500)	$8.92	5.7

Options outstanding as of December 31, 2014	703,034	$2.98	8.8	$—

Common Class A And B
Assumptions used in Calculating Fair Value of Warrants Granted

The following is the weighted average of the assumptions as of December 31, 2014 used in the Black-Scholes method for calculating the fair value of the warrants that contain the conversion price adjustment provision:

Fair market value	$2.46
Exercise price	$1.27
Risk free rate	1.83%
Dividend yield	0.00%
Expected volatility	107.49%
Probability of price reset	100.00%
Remaining contractual term	5.00 years

Preferred A Stock Warrants
Summary of Stock Option Activity

The following table summarizes the Preferred A stock warrant activity during the years ended December 31, 2014 and 2013:

	Preferred Stock A Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	2,231,727	$0.16	4.1
Granted	—	—	—
Converted	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2013	2,231,727	$0.16	3.1

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Common Stock Warrants
Summary of Stock Option Activity

The following table summarizes the common stock warrant activity during the years ended December 31, 2014 and 2013:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	174,420	$10.00	3.8
Granted	100,000	$2.00	7.0
Exercised	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2014	274,420	$8.00	4.2

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	$8.00	4.2
Granted	5,331,520	$3.91	5.5
Exercised	(158,000)	0.20	6.6
Expired	—	—	—

Warrants outstanding as of December 31, 2014	5,447,940	$4.17	4.9

Preferred D Stock Warrants
Summary of Stock Option Activity

The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred Stock D Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Warrant
Assumptions used in Calculating Fair Value of Warrants Granted

The following is the weighted average of the assumptions used in calculating the fair value of the warrants after they were modified in September 2014 using the Black-Scholes method:

Fair market value	$4.94
Exercise price	$10.00
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years